Property, plant and equipment, net (Details) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Mar. 31, 2014 CNY	Sep. 30, 2014 Buildings USD ($)	Sep. 30, 2014 Buildings CNY	Mar. 31, 2014 Buildings CNY	Sep. 30, 2014 Leasehold Improvements USD ($)	Sep. 30, 2014 Leasehold Improvements CNY	Mar. 31, 2014 Leasehold Improvements CNY	Sep. 30, 2014 Machineries USD ($)	Sep. 30, 2014 Machineries CNY	Mar. 31, 2014 Machineries CNY	Sep. 30, 2014 Motor Vehicles USD ($)	Sep. 30, 2014 Motor Vehicles CNY	Mar. 31, 2014 Motor Vehicles CNY	Sep. 30, 2014 Furniture, Fixtures and Office Equipment USD ($)	Sep. 30, 2014 Furniture, Fixtures and Office Equipment CNY	Mar. 31, 2014 Furniture, Fixtures and Office Equipment CNY	Sep. 30, 2014 Construction-in-Progress USD ($)	Sep. 30, 2014 Construction-in-Progress CNY	Mar. 31, 2014 Construction-in-Progress CNY
Property, Plant and Equipment
Property, plant and equipment	$ 127,688	783,755	771,828	$ 94,649	580,960	578,513	$ 2,422	14,864	14,864	$ 21,702	133,208	118,449	$ 2,488	15,272	14,885	$ 6,282	38,558	35,433	$ 145	893	9,684
Less: Accumulated depreciation	(27,242)	(167,210)	(145,196)
Total property, plant and equipment, net	$ 100,446	616,545	626,632